Consolidated Statements of Financial Position (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Accounts Receivable, Allowance for Credit Loss, Current	$ 7,994	$ 5,240
Financing Receivable, Allowance for Credit Loss, Current	$ 4,082	$ 5,197
Common Stock, Par or Stated Value Per Share	$ 0.012	$ 0.012
Common Stock, Shares Authorized	1,600,000,000	1,600,000,000
Common Stock, Shares, Issued	62,511,104	61,719,443
Common Stock, Shares, Outstanding	59,888,304	61,719,443
Treasury Shares	2,622,800	0